CONVERTIBLE PREFERRED STOCK AND COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT

9.   CONVERTIBLE PREFERRED STOCK AND COMMON STOCK

Convertible Preferred Stock

The authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences were as follows:

	March 31, 2021
	Authorized Shares	Outstanding Shares	Net Carrying Value	Liquidation Preference
			(in thousands)
Series D’	190,000,000	105,386,149	$129,339	$161,515
Series D	87,235,535	33,483,143	46,979	51,316
Series C	64,129,209	23,298,388	35,293	35,514
Series B	36,969,407	9,185,302	7,049	7,123
Series A’	30,991,277	4,158,503	1,702	1,865
Series A	21,288	16,740	593	751
Series 1	4,305	2,961	—	—
Total	409,351,021	175,531,186	$220,955	$258,084

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

March 31, 2021
Shares reserved for convertible preferred stock outstanding	175,531,186
Shares reserved for warrants to purchase shares of common stock	6,001,639
Shares reserved for warrants to purchase shares of preferred stock	44,205,800
Options issued and outstanding	44,914,082
Shares available for future option grants	11,048
Total	270,663,755

13.CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT

Convertible Preferred Stock

The authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences as of the periods presented were as follows:

	December 31, 2020
	Authorized	Outstanding	Net Carrying	Liquidation
	Shares	Shares	Value	Preference

			(in thousands)
Series D’	190,000,000	105,386,149	$129,339	$161,516
Series D	87,235,535	33,392,701	46,587	51,178
Series C	64,129,209	23,298,388	35,293	35,514
Series B	36,969,407	9,185,302	7,049	7,123
Series A’	30,991,277	4,158,503	1,702	1,865
Series A	21,288	16,740	593	751
Series 1	4,305	2,961	—	—
Total	409,351,021	175,440,744	$220,563	$257,947

	December 31, 2019
	Authorized	Outstanding	Net Carrying	Liquidation
	Shares	Shares	Value	Preference

			(in thousands)
Series D’	102,000,000	78,932,752	$99,588	$120,972
Series D	87,235,535	35,586,652	49,772	54,540
Series C	64,129,209	41,305,384	62,570	62,962
Series B	36,969,407	9,126,596	7,071	7,078
Series A’	30,991,277	26,171,809	11,535	11,738
Series A	21,288	16,740	593	751
Series 1	4,305	2,961	—	—
Total	321,351,021	191,142,894	$231,129	$258,041

The rights, preferences, restrictions, and privileges of the holders of convertible preferred stock are as follows:

Conversion

At the option of the holder, each share of preferred stock is convertible into the number of fully paid and non-assessable shares of common stock at a conversion ratio that is equal to the original issuance price as adjusted for stock dividends, splits or combinations, divided by the applicable conversion price at the time of conversion. The conversion price is equal to the original issuance price, as adjusted for stock dividends, splits or combinations. The original issue price is $1.00, $0.4485, $0.4485, $0.7755, $1.5243, $1.5326 and $1.5326 for series 1, series A, series A’, series B, series C, series D and series D’, respectively.

Each share of preferred stock automatically converts into the number of shares of common stock into which such shares are convertible at the then applicable conversion ratio upon: (i) the closing of the sale of the Company’s common stock in a public offering with aggregate gross proceeds of at least $20.0 million, or (ii) the consent of holders owning 66% of the then outstanding shares of preferred stock, voting together as a single class on an as-converted basis.

Dividends

The holders of preferred stock are entitled to receive non-cumulative dividends at an annual rate of $3.59, $0.0359, $0.0620, $0.1219, $0.1226 and $0.1226 per share for Series A, Series A’, Series B, Series C, Series D and Series D’, respectively, as adjusted for stock dividends, splits or combinations, per annum when and if declared by the Board of Directors. Dividends on preferred stock are non-cumulative and are payable prior to and in preference to any dividends on common stock. No dividends may be paid on any common stock unless and until a dividend is paid or declared and set aside on each outstanding share of preferred stock. The holders of convertible preferred stock are also entitled to participate in dividends on common stock on an as-converted basis. As of December 31, 2020 and 2019, no dividends have been paid or declared to date.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Company, including a merger or acquisition where the beneficial owners of the Company’s common stock and preferred stock own less than 50% of the surviving entity, or a sale of all or substantially all Company assets, the holders of preferred stock will be entitled to receive a per share amount equal to the greater of (i) the liquidation preference rate, as adjusted for stock dividends, splits or combinations, plus all declared but unpaid dividends, or (ii) the amount per share that would have been payable had all the shares of convertible preferred stock had been converted into common stock. As of December 31, 2020 and 2019, the liquidation preference rates are $44.85 for Series A preferred stock, $0.4485 for Series A’ preferred stock, $0.7755 for Series B preferred stock, $1.5243 for Series C preferred stock, $1.5326 for Series D preferred stock and $1.5326 for Series D’ preferred stock.

The Series D’ holders are entitled are entitled to receive its liquidation preference prior and in preference to the holders of other classes of convertible preferred stock or common stock, followed by Series D preferred stockholders, then Series C stockholders, then Series B stockholders, then the Series A’ stockholders and lastly by Series A stockholders. If there are insufficient assets and funds to allow for full payment to the holders of a particular class of senior preferred stock, distribution will be made ratably in proportion to the preferential amount each holder of such class of preferred stock is otherwise entitled to receive.

After full payment has been made to the holders of senior preferred stock, the entire remaining liquidation proceeds, if any, will be distributed among the holders of Series 1 preferred stock and common stock, on an as-converted basis.

Voting

Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which each such shares of preferred stock could be converted. Each holder of common stock is entitled to one vote for each share of common stock held. For as long as a minimum number of the originally issued shares remain outstanding, consent of the holders of at least 65% of the outstanding shares of preferred stock, voting as a single class, must approve certain actions.

Classification

The Company has classified its Series A, Series A’, Series B, Series C, Series D and Series D’ convertible preferred stock as mezzanine equity on the consolidated balance sheets as the stock is contingently redeemable. Upon the occurrence of certain deemed liquidation events that are outside the Company’s control, including liquidation, sale or transfer of the Company, holders of the convertible preferred stock can cause redemption for cash. During the years ended December 31, 2020 and 2019, the Company did not adjust the carrying value of the convertible preferred stock to the deemed liquidation value of such shares as a deemed liquidation event was not probable of occurring.

Common Stock

Holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders of the Company.

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	December 31,
	2020	2019
Shares reserved for convertible preferred stock outstanding	175,440,744	191,142,894
Shares reserved for warrants to purchase shares of common stock	6,001,639	6,001,639
Shares reserved for warrants to purchase shares of preferred stock	44,296,242	29,624,663
Options issued and outstanding	51,379,939	42,846,649
Shares available for future option grants	11,048	4,299,140
Total	277,129,612	273,914,985